SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	The following table represents stock option activity for the years ended December 31, 2021 and 2020, respectively:

Employee share based option program	Weighted average share price	Number of shares (In thousands)
Options outstanding, January 1, 2020	$0.75	5,000
Granted	$0.75	5,930
Exercised	—	—
Forfeited, expired and cancelled	—	—
Options outstanding, December 31, 2020	$0.75	10,930
Granted	3.34	4,165
Exercised	—	—
Forfeited, expired and cancelled	(1.01)	(1,985)
Options outstanding, December 31, 2021	$1.98	13,110
Options exercisable, December 31, 2021		5,115

Employee share based option program	Weighted average Grant Date Fair Value	Number of shares (In thousands)
Non-vested, January 1, 2020	$0.93	5,000
Granted	$0.93	5,930
Exercised	—	—
Forfeited, expired and cancelled	—	—
Non-vested, December 31, 2020	$0.93	10,930
Granted	1.52	4,165
Forfeited, expired and cancelled	0.35	(1,985)
Vested	0.62	(5,115)
Options outstanding, December 31, 2021	$1.25	7,995

Schedule of Fair Value Inputs for Share-Based Compensation
The assumptions used in the Black-Scholes option pricing model, along with the certain other information regarding share-based compensation awards is as follows:

	December 31, 2021	December 31, 2020
Expected volatility (%)	66.00%	45.40%
Expected dividend growth rate (%)	0.00%	0.00%
Risk-free interest rate (%)	0.87%	0.90%
Expected term (years)	3.51	3.51
Weighted average contractual life (years)	3.76	3.50
Weighted average fair value of options granted	$1.52	$1.45
Weighted average exercise price - minimum	$1.64	$1.00
Weighted average exercise price - maximum	$5.00	$2.75
Aggregate intrinsic value of stock options outstanding	$3,047	$27,682
Compensation cost to be recognized for unvested options	$8,505	$5,564
Shareholder compensation expense	$2,565	$996